VARIABLE INTEREST ENTITIES - SECURITIZE, INC. AND SUBSIDIARIES (Tables)	3 Months Ended
Mar. 31, 2026
Securitize, Inc. and Subsidiaries
Schedule of Equity Method Investments [Line Items]
Schedule of Variable Interest Entities	The carrying amounts of the assets and liabilities represent the maximum exposure to loss as a result of this involvement and are as follows:

	March 31, 2026	December 31, 2025
Securitize Capital Hamilton Lane Equity Opportunity Fund, L.P.
Notes receivable, related parties	$1,353,732	$1,084,957
Securitize AAA CLO Tokenized Fund, Ltd.
Investments in tokenized assets	$3,540,254	$5,000,000
Securitize KKR Platform SPC, LTC
Notes receivable, related parties	$4,702,874	$3,476,639
Hamilton Lane SCOPE Securitize Tokenized Feeder, LP
Investments in tokenized assets	$883,344	$862,798
Restricted tokenized assets	$—	$1,103,171
Apollo Diversified Credit Securitize Fund
Investments in tokenized assets	$1,732,585	$1,157,270
Restricted tokenized assets	$—	$619,494
VanEck Treasury Fund, Ltd.
Investments in tokenized assets	$5,000,000	$5,000,000
Cash and cash equivalents	$77,489	$14,813
The carrying amount of the assets and liabilities is equal maximum exposure to loss as a result of this involvement and is as follows:

	December 31,
	2025	2024
Securitize Capital Hamilton Lane Equity Opportunity Fund, L.P.
Notes receivable, related parties	$1,084,957	$471,859
Hamilton Lane SF6 – Securitize Tokenized Feeder Fund Ltd
Notes payable, related party	$—	$2,474,384
Securitize AAA CLO Tokenized Fund, Ltd.
Investments in tokenized assets	$5,000,000	$—
Securitize KKR Platform SPC, LTC
Notes receivable, related parties	$3,476,639	$3,232,059
Hamilton Lane SCOPE Securitize Tokenized Feeder, LP
Investments in tokenized assets	$862,798	$—
Restricted tokenized assets	$1,103,171	$—
Apollo Diversified Credit Securitize Fund
Investments in tokenized assets	$1,157,270	$—
Restricted tokenized assets	$619,494	$—
VanEck Treasury Fund, Ltd.
Investments in tokenized assets	$5,000,000	$—
Cash and cash equivalents	$14,813	$—